Acquired Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Amortizable intangible assets:
Premium on purchased deposits	$ 2,787	$ 2,787
Accumulated amortization	2,675	2,787
Amortizable intangible assets, Net	$ 112